Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 184,471	$ 217,352
Short-term investments	60,664	67,891
Accounts receivable, net	26,841	21,198
Prepaid expenses, and other assets	5,176	6,441
Total current assets	277,152	312,882
Property and equipment, net	444	436
Operating lease right-of-use assets, net	2,373	3,858
Intangible assets, net	35,049	35,051
Goodwill	379,072	379,072
Deferred tax asset	45,307	59,290
Other non-current assets	1,345	1,463
Total assets	740,742	792,052
Current liabilities:
Accounts payable and accrued expenses	13,481	13,830
Short-term operating lease liabilities	2,356	3,050
Income taxes payable	5	0
Contract liabilities	2,207	2,426
Loss contingency	0	95,250
Current portion of borrowings with related party	38,087	0
Other current liabilities	1,564	1,926
Total current liabilities	57,700	116,482
Long-term operating lease liabilities	665	1,625
Other non-current liabilities	9,578	8,265
Total liabilities	67,943	165,826
Shareholders' equity
Common stock, KRW 10,000 par value - 200,000,000 Shares authorized; 2,477,672 issued and outstanding	21,198	21,198
Additional paid-in-capital	359,280	359,280
Accumulated other comprehensive income	17,905	19,360
Retained earnings	274,416	226,388
Total shareholders' equity	672,799	626,226
Total liabilities and shareholders' equity	740,742	792,052
Related Party [Member]
Current liabilities:
Other non-current liabilities	$ 0	$ 39,454